Revenue (Tables)	12 Months Ended
Oct. 31, 2024
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue from Contracts with Customers

Year ended April 30, 2022

Segments	Digital solutions services	Media and entertainment services	Total
	US$	US$	US$
Types of services
Digital solutions services
– insurance brokerage services	1,514	—	1,514
– other digital solutions services	23,689		23,689
Media and entertainment services
– fashion, arts and luxury media advertising services	—	68	68
Total	25,203	68	25,271
Timing of revenue recognition
A point in time	1,514	—	1,514
Over time	23,689	68	23,757
Total	25,203	68	25,271

Year ended April 30, 2023

Segments	Digital solutions services	Hotel operations, hospitality and VIP services	Media and entertainment services	Total
	US$	US$	US$	US$
Types of services
Digital solutions services
– insurance brokerage services	1,540	—	—	1,540
– other digital solutions services	28,037	—	—	28,037
Media and entertainment services
– fashion, arts and luxury media advertising services	—	—	1,294	1,294
Hotel operations, hospitality and VIP services
- hotel operations, hospitality and VIP services income	—	2,195	—	2,195
Total	29,577	2,195	1,294	33,066
Timing of revenue recognition
A point in time	1,540	—	—	1,540
Over time	28,037	2,195	1,294	31,526
Total	29,577	2,195	1,294	33,066

Six months ended October 31, 2023

Segments	Digital solutions services	Hotel operations, hospitality and VIP services	Media and entertainment services	Total
	US$	US$	US$	US$
Types of services
Digital solution services
— insurance brokerage services	486	—	—	486
— other digital solutions services	1,278	—	—	1,278
Media and entertainment services
– fashion, arts and luxury media advertising services	—	—	27	27
Hotel operations, hospitality and VIP services
- hotel operations, hospitality and VIP services	—	6,882	—	6,882
Total	1,764	6,882	27	8,673
Timing of revenue recognition
A point in time	486	—	—	486
Over time	1,278	6,882	27	8,187
Total	1,764	6,882	27	8,673

Year ended October 31, 2024

Segments	Digital solutions services	Hotel operations, hospitality and VIP services	Media and entertainment services	Total
	US$	US$	US$	US$
Types of services
Digital solutions services
– insurance brokerage services	851	-	-	851
– other digital solutions services	2,562	-	-	2,562
Media and entertainment services
– fashion, arts and luxury media advertising services	-	-	4	4
Hotel operations, hospitality and VIP services
- hotel operations, hospitality and VIP services income	-	19,397	-	19,397
Total	3,413	19,397	4	22,814
Timing of revenue recognition
A point in time	851	-	-	851
Over time	2,562	19,397	4	21,963
Total	3,413	19,397	4	22,814